SIGNIFICANT ACCOUNTING POLICIES - Components of AOCI (Details) - Other Comprehensive Income (Loss) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Balance as of January 1, 2019	$ (276)
Other comprehensive income before reclassifications	567
Amounts reclassified from AOCI	(291)
Other comprehensive income	276
Unrealized gains (losses) on Available-For-Sale Marketable Securities
Balance as of January 1, 2019	(32)
Other comprehensive income before reclassifications	32
Amounts reclassified from AOCI	0
Other comprehensive income	32
Unrealized gains (losses) on cash flow hedges
Balance as of January 1, 2019	(244)
Other comprehensive income before reclassifications	535
Amounts reclassified from AOCI	(291)
Other comprehensive income	244
Balance as of December 31, 2019	$ 0